Other Accrued Liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Compensation and other employee-related costs		$ 109	$ 109
Employee separation costs	[1]	76	12
Accrued litigation	[2]	11	7
Environmental remediation		68	69
Income taxes		32	0
Customer rebates		53	59
Deferred revenue		20	28
Accrued interest		21	0
Miscellaneous	[3]	64	68
Total		$ 454	$ 352

[1]	See Note 6 for further information.
[2]	See Note 19 for further discussion of environmental remediation and accrued litigation.
[3]	Miscellaneous primarily includes accrued utility expenses, property taxes, an accrued indemnification liability and other miscellaneous expenses.